FAIR VALUE (Details 1) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	$ 6,118	$ 5,248
Financial assets at fair value through other comprehensive income	7,173	7,014
Total financial assets	13,291	12,262
Financial liabilities at amortized cost	1,398	582
Accounts payable and accrued liabilities
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost		0
Financial assets at fair value through other comprehensive income		0
Financial liabilities at amortized cost	1,398	582
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	5,902	5,115
Financial assets at fair value through other comprehensive income	0	0
Total financial assets	5,902	5,115
Financial liabilities at amortized cost	0	0
Current accounts and other receivables
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	97	17
Financial assets at fair value through other comprehensive income	0	0
Total financial assets	97	17
Financial liabilities at amortized cost	0	0
Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	0	0
Financial assets at fair value through other comprehensive income	1,775	2,597
Total financial assets	1,775	2,597
Financial liabilities at amortized cost	0	0
Mineral property investments
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	0	0
Financial assets at fair value through other comprehensive income	5,398	4,417
Total financial assets	5,398	4,417
Financial liabilities at amortized cost	0	0
Reclamation deposit
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	119	116
Financial assets at fair value through other comprehensive income	0	0
Total financial assets	119	116
Financial liabilities at amortized cost	$ 0	$ 0